Schedule of details borrowings (Details) - SGD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Term loan #1 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 3,000,000	$ 600,000
Borrowings interest rate	4.00%	2.50%
Borrowing maturity date	November 2028	October 2025
Term loan #2 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 1,000,000
Borrowings interest rate		2.75%
Borrowing maturity date		October 2025
Term loan #3 [Member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 600,000
Borrowings interest rate		2.75%
Borrowing maturity date		November 2025
Term loan #4 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 700,000
Borrowings interest rate		2.50%
Borrowing maturity date		November 2025
Term loan #6 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 1,400,000
Borrowings interest rate		2.25%
Borrowing maturity date		April 2026
Term loan #7 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 1,000,000
Borrowings interest rate		2.75%
Borrowing maturity date		October 2025
Term loan #9 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 850,000
Borrowings interest rate		2.25%
Borrowing maturity date		April 2026
Term loan #10 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 600,000
Borrowings interest rate		2.75%
Borrowing maturity date		November 2025
Term loan #10 One [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 1,000,000
Borrowings interest rate		3.00%
Borrowing maturity date		November 2025
Term loan #10 two [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 500,000
Borrowings interest rate		2.50%
Borrowing maturity date		March 2026
Term loan #10 three [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 529,890
Borrowings interest rate		1.53%
Borrowing maturity date		December 2035
Term loan #10 four [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 501,670
Borrowings interest rate		1.53%
Borrowing maturity date		December 2035
Term loan #11 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 400,000
Borrowings interest rate		2.25%
Borrowing maturity date		January 2026
Term loan #11 one [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 1,500,000
Borrowings interest rate		2.50%
Borrowing maturity date		December 2025
Term loan #12 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount		$ 4,000,000
Borrowings interest rate		4.30%
Borrowing maturity date		One-month term, upon maturity
Term loan thirteen [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 3,000,000
Borrowings interest rate	9.00%
Borrowing maturity date	November 2028